THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 79.3%
	Shares	Value
Australia — 0.3%
Paladin Energy *	9,565	$51,930
WiseTech Global	2,161	163,594
Xero *	1,407	158,365
		373,889
Austria — 0.0%
Verbund	295	22,647
Belgium — 0.1%
UCB	550	107,004
Brazil — 0.2%
MercadoLibre *	28	53,822
Rumo	27,864	87,396
TIM	24,515	65,272
		206,490
Canada — 0.1%
Algonquin Power & Utilities	1,915	8,525
Northland Power	725	8,486
RB Global	659	58,924
		75,935
China — 1.1%
Agricultural Bank of China, Cl A	44,800	31,863
Alibaba Group Holding	16,513	202,556
Anhui Conch Cement, Cl A	5,800	19,953
Baidu ADR *	1,370	124,122
Baoshan Iron & Steel, Cl A	23,500	22,699
Beijing Career International, Cl A	6,000	16,674
China Minsheng Banking, Cl A	30,200	17,299
China State Construction Engineering, Cl A	39,800	30,995
China Vanke, Cl A *	9,500	9,568
Contemporary Amperex Technology, Cl A	200	7,131
Fujian Sunner Development, Cl A	10,500	20,459
Gree Electric Appliances of Zhuhai, Cl A	4,400	27,292
Guangdong Haid Group, Cl A	4,200	28,816
Guangxi LiuYao Group, Cl A	4,000	9,702
Han's Laser Technology Industry Group, Cl A	5,100	18,057
Huadong Medicine, Cl A	5,100	24,518
Industrial & Commercial Bank of China, Cl A	26,200	24,630
Industrial Bank, Cl A	12,700	35,620
Inner Mongolia Yili Industrial Group, Cl A	5,700	21,961

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
China — continued
Jiangsu Hengrui Pharmaceuticals, Cl A	2,800	$17,268
Kweichow Moutai, Cl A	100	19,868
LONGi Green Energy Technology, Cl A	6,700	13,743
Luxshare Precision Industry, Cl A	5,300	29,536
Nantong Jianghai Capacitor, Cl A	6,200	20,627
Ping An Insurance Group of China, Cl A	1,700	11,969
SAIC Motor, Cl A	7,800	18,465
Sailun Group, Cl A	5,300	11,206
SDIC Power Holdings, Cl A	2,000	3,966
Sieyuan Electric, Cl A	2,200	24,505
Sungrow Power Supply, Cl A	11,105	110,404
Suzhou Gold Mantis Construction Decoration, Cl A	18,000	8,473
Trip.com Group ADR *	1,333	93,537
Wanhua Chemical Group, Cl A	1,600	15,148
Weifu High-Technology Group, Cl A	15,500	38,829
Wellhope Foods, Cl A *	10,100	11,053
Yifeng Pharmacy Chain, Cl A	2,700	8,508
YTO Express Group, Cl A	12,200	23,092
Yutong Bus, Cl A	10,900	42,838
Zhejiang Dahua Technology, Cl A	6,400	13,413
Zhejiang Sanhua Intelligent Controls, Cl A	4,200	17,744
Zhongji Innolight, Cl A	1,100	17,420
		1,265,527
Finland — 0.1%
Fortum	5,144	74,740

France — 0.6%
Cie de Saint-Gobain	1,893	177,513
Engie	1,476	24,366
Legrand	2,905	296,172
Schneider Electric	430	109,058
STMicroelectronics	3,667	81,924
Vinci	704	76,182
		765,215
Germany — 0.4%
E.ON	1,666	19,733
Infineon Technologies	2,925	96,169
RWE	637	19,740
SAP	1,268	349,428
		485,070

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Greece — 0.1%
JUMBO	2,495	$67,403
Piraeus Financial Holdings	18,199	82,340
		149,743
Hong Kong — 0.7%
China Construction Bank, Cl H	184,054	149,768
China Everbright Bank, Cl H	69,000	26,976
China Railway Group, Cl H	35,000	16,950
China Railway Signal & Communication, Cl H	53,000	21,427
Geely Automobile Holdings	27,022	50,028
Haitong Securities, Cl H	14,400	12,602
Kingsoft	1,800	9,100
Lenovo Group	57,831	69,747
Meituan, Cl B *	7,451	141,811
Ping An Insurance Group of China, Cl H	10,973	61,785
Tencent Holdings	6,064	319,059
		879,253
Hungary — 0.2%
OTP Bank Nyrt	2,092	129,431
Richter Gedeon Nyrt	3,682	95,358
		224,789
India — 2.5%
AIA Engineering	1,016	43,126
Amara Raja Energy & Mobility	7,511	89,314
Bajaj Auto	804	81,908
Bajaj Finance	690	62,565
Bank of Baroda	90,641	222,269
Bank of India	76,700	99,074
Bharat Electronics	12,300	41,309
Canara Bank	30,500	32,646
Caplin Point Laboratories	1,700	40,571
Central Depository Services India	600	9,025
Chaman Lal Setia Exports	2,800	10,293
CMS Info Systems	5,400	26,896
Dhanuka Agritech	600	9,970
Dodla Dairy	2,270	29,690
eClerx Services	400	14,066
Electronics Mart India *	7,400	12,490
Emami	13,100	88,938
General Insurance Corp of India	7,000	33,076
GHCL	2,000	16,831

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
India — continued
Gland Pharma	2,450	$43,017
Granules India	1,800	11,539
HDFC Bank	18,346	359,093
Hero MotoCorp	930	46,433
Hindustan Unilever	1,722	48,986
Honasa Consumer *	6,582	16,672
ICICI Bank ADR	3,500	100,345
ICICI Bank	10,385	149,446
Indian Bank	27,900	178,421
Indian Hotels, Cl A	8,530	75,024
InterGlobe Aviation *	200	9,932
Just Dial *	1,400	14,359
KSB	2,800	22,639
National Aluminium	45,400	105,352
NHPC	31,500	29,126
Orchid Pharma *	550	8,933
Petronet LNG	21,200	77,082
PG Electroplast	6,800	61,026
Polycab India	1,100	76,379
Punjab National Bank	46,400	53,877
Reliance Industries	5,602	81,525
Shree Cement	150	48,004
State Bank of India	4,400	39,113
Stylam Industries *	500	11,247
Sun Pharmaceutical Industries	1,650	33,154
Tata Consultancy Services	3,959	187,334
Union Bank of India	68,500	90,711
Updater Services *	2,300	8,990
		2,951,816
Indonesia — 0.1%
Bank Central Asia	161,118	93,075
Bank Negara Indonesia Persero	199,689	58,095
		151,170
Ireland — 0.2%
Kerry Group, Cl A	1,872	192,238

Italy — 0.1%
Enel	3,225	22,922
ERG	885	17,936
Prysmian	1,062	73,872

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Italy — continued
Terna - Rete Elettrica Nazionale	2,778	$22,915
		137,645
Japan — 7.7%
Advantest	4,800	265,379
Ajinomoto	3,100	124,271
Asahi Group Holdings	3,500	37,910
Asics	1,300	28,977
Astellas Pharma	8,700	84,338
Chiba Bank	13,100	111,568
Chugai Pharmaceutical	7,492	323,018
Concordia Financial Group	37,300	216,580
Dai-ichi Life Holdings	11,400	311,279
Fuji Electric	3,300	157,228
Fuji Oil Holdings	4,500	97,753
FUJIFILM Holdings	5,700	125,577
Fujikura	100	4,025
Fujitsu	6,900	133,444
Fukuoka Financial Group	3,600	97,705
GS Yuasa	6,500	104,502
Hitachi	25,385	638,190
Hoya	900	120,857
Insource	11,100	75,910
ITOCHU	5,200	239,429
Japan Post Bank	19,600	202,741
Japan Post Insurance	5,300	103,284
JCR Pharmaceuticals	12,700	44,990
JMDC	2,100	53,302
Keyence	1,004	432,432
Kobe Bussan	2,700	61,356
M&A Capital Partners	4,400	86,978
Meiko Electronics	1,300	75,505
Micronics Japan	2,500	60,532
MINEBEA MITSUMI	5,300	85,058
Mitsubishi Gas Chemical	6,000	104,856
Mitsubishi UFJ Financial Group	38,000	480,563
Mitsui Fudosan	15,300	138,095
Mizuho Financial Group	7,500	206,519
Morinaga Milk Industry	3,300	61,734
NEC	2,100	208,276
Nippon Telegraph & Telephone	305,200	300,454
Nitori Holdings	600	70,263

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Osaka Soda	7,700	$82,678
Pan Pacific International Holdings	4,500	125,286
Raito Kogyo	2,900	40,938
Rengo	8,300	46,914
Resona Holdings	19,200	142,511
Rohto Pharmaceutical	4,300	72,897
Saizeriya	1,800	53,825
Shin-Etsu Chemical	4,600	142,610
Shizuoka Financial Group	11,100	99,039
SKY Perfect JSAT Holdings	14,600	87,474
Sony Group	14,100	311,178
Sumitomo Mitsui Financial Group	16,400	404,147
Sumitomo Mitsui Trust Holdings	6,200	155,901
Suzuki Motor	10,200	122,055
T&D Holdings	6,700	127,466
Takasago Thermal Engineering	3,400	132,424
Tokyo Electron	700	118,079
Tokyu	8,300	94,722
Toyo Suisan Kaisha	1,600	103,386
Toyota Motor	15,000	284,543
Treasure Factory	5,700	60,750
Trend Micro *	5,500	325,821
		9,209,522
Mexico — 0.1%
Gentera	43,363	56,689
Grupo Mexico	16,472	80,404
		137,093
Netherlands — 0.7%
Argenx ADR *	257	168,369
ASM International	467	270,945
ASML Holding	315	233,025
BE Semiconductor Industries	686	87,486
InPost *	3,121	51,058
		810,883
Portugal — 0.1%
EDP	5,672	17,834
EDP Renovaveis	1,510	14,128
Galp Energia SGPS	4,380	73,304
		105,266

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
South Africa — 0.1%
FirstRand	17,465	$71,056

South Korea — 0.4%
Samsung Electronics	2,090	74,642
SK Hynix	2,427	326,746
Woori Financial Group	8,128	89,425
		490,813
Spain — 0.1%
Acciona	187	21,069
Endesa	1,184	26,212
Iberdrola	1,765	24,942
Redeia	1,319	22,187
		94,410
Switzerland — 0.4%
ABB	5,125	279,069
Lonza Group	194	123,014
VAT Group	308	118,321
		520,404
Taiwan — 1.5%
Asustek Computer	3,000	54,607
Delta Electronics	6,878	89,621
Hon Hai Precision Industry	17,316	92,461
Largan Precision	868	71,728
MediaTek	5,023	217,531
Taiwan Semiconductor Manufacturing	36,935	1,232,636
		1,758,584
Turkey — 0.0%
Akbank	21,511	38,878

United Kingdom — 0.9%
ARM Holdings ADR *	1,011	161,305
Coats Group	39,988	47,415
Hikma Pharmaceuticals	3,734	105,857
Sage Group	8,657	143,875
Spirax Group	2,251	223,800
SSE	958	19,299
Weir Group	12,349	368,379
Yellow Cake *	10,892	66,114
		1,136,044

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — 60.5%
Communication Services — 1.9%
Alphabet, Cl A	3,696	$754,058
AT&T	7,337	174,107
Comcast, Cl A	8,027	270,189
Iridium Communications	1,258	36,168
Meta Platforms, Cl A	808	556,858
Netflix *	158	154,328
New York Times, Cl A	1,034	56,146
Nexstar Media Group, Cl A	212	32,483
Pinterest, Cl A *	25	824
Spotify Technology *	82	44,981
TEGNA	2,170	39,537
TKO Group Holdings, Cl A *	297	46,097
Trade Desk, Cl A *	278	32,993
ZoomInfo Technologies, Cl A *	2,512	25,848
		2,224,617
Consumer Discretionary — 3.1%
Abercrombie & Fitch, Cl A *	283	33,785
Airbnb, Cl A *	559	73,324
Amazon.com *	2,166	514,815
Aramark	3,542	137,819
AutoNation *	77	14,518
Booking Holdings	25	118,439
Brunswick	368	24,818
Burlington Stores *	354	100,511
Churchill Downs	354	43,747
Columbia Sportswear	438	38,675
Crocs *	365	37,256
Dick's Sporting Goods	326	78,256
Dillard's, Cl A	134	62,727
Domino's Pizza	157	70,512
Duolingo, Cl A *	177	64,426
Five Below *	422	39,575
Floor & Decor Holdings, Cl A *	649	64,965
GameStop, Cl A *	1,519	40,861
Gap	2,102	50,595
Grand Canyon Education *	188	33,020
H&R Block	777	42,976
Harley-Davidson	1,261	34,123
KB Home	489	32,812
Lear	471	44,316

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Discretionary — continued
Light & Wonder, Cl A *	525	$46,153
Lithia Motors, Cl A	167	62,809
Lowe's	814	211,673
Lululemon Athletica *	170	70,414
Macy's	2,017	31,425
Mattel *	2,097	39,088
Mohawk Industries *	201	24,582
Murphy USA	120	60,349
NIKE, Cl B	1,374	105,661
Ollie's Bargain Outlet Holdings *	312	34,791
O'Reilly Automotive *	48	62,132
Planet Fitness, Cl A *	657	71,061
Pool	78	26,852
PVH	466	41,754
Service International	892	69,683
Taylor Morrison Home, Cl A *	557	35,904
Tempur Sealy International	889	56,132
Texas Roadhouse, Cl A	242	43,826
Thor Industries	341	35,068
Toll Brothers	445	60,435
TopBuild *	174	59,626
Travel + Leisure	845	45,934
Vail Resorts	357	60,733
Valvoline *	1,063	39,448
Visteon *	341	28,665
Wayfair, Cl A *	216	10,448
Whirlpool	466	48,935
Williams-Sonoma	1,346	284,504
Wingstop	189	56,303
Wyndham Hotels & Resorts	612	64,272
YETI Holdings *	737	27,461
		3,712,992
Consumer Staples — 1.5%
Altria Group	942	49,201
BellRing Brands *	628	48,576
BJ's Wholesale Club Holdings *	751	74,387
Casey's General Stores	274	115,565
Celsius Holdings *	805	20,109
Costco Wholesale	103	100,928
Darling Ingredients *	1,193	44,690

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Staples — continued
elf Beauty *	318	$31,771
Estee Lauder, Cl A	327	27,282
Flowers Foods	1,475	28,836
Ingredion	574	78,317
PepsiCo	319	48,070
Performance Food Group *	883	79,744
Philip Morris International	361	47,002
Procter & Gamble	1,246	206,823
Sprouts Farmers Market *	597	94,529
Target	432	59,577
US Foods Holding *	1,381	97,954
Walmart	5,072	497,867
		1,751,228
Energy — 1.3%
Antero Midstream	2,223	35,657
Antero Resources *	1,832	68,370
Cameco	1,623	80,241
ChampionX	1,234	35,342
Chesapeake Energy	1,116	113,386
Chord Energy	253	28,450
Civitas Resources	498	25,278
CNX Resources *	1,134	31,049
Denison Mines *	38,096	69,335
DT Midstream	751	75,911
Exxon Mobil	1,814	193,790
HF Sinclair	787	28,395
Marathon Petroleum	482	70,232
Murphy Oil	948	25,245
NexGen Energy *	11,244	73,761
NOV	2,444	35,316
Ovintiv	1,673	70,634
Permian Resources, Cl A	2,819	41,298
Range Resources	1,652	61,190
TechnipFMC	1,899	57,065
Texas Pacific Land	100	129,717
Uranium Energy *	12,235	86,379
Valero Energy	344	45,752
Weatherford International	412	25,935
		1,507,728

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — 14.6%
Affiliated Managers Group	250	$46,985
Allstate	144	27,696
Ally Financial	1,572	61,261
American International Group	1,320	97,231
Annaly Capital Management ‡	3,045	62,148
Associated Banc-Corp	1,879	47,238
Bank of America	50,903	2,356,809
Bank OZK	712	36,162
Cadence Bank	1,349	47,485
Carlyle Group	1,175	65,988
Citigroup	14,243	1,159,807
CME Group, Cl A	875	206,955
CNO Financial Group	1,051	41,977
Columbia Banking System	1,387	38,697
Commerce Bancshares	1,006	67,201
East West Bancorp	789	81,243
Equitable Holdings	1,693	92,133
Erie Indemnity, Cl A	94	37,877
Essent Group	506	29,474
Evercore, Cl A	391	113,887
Fidelity National Financial	1,099	63,929
Fidelity National Information Services	1,631	132,878
First American Financial	842	53,231
First Horizon	2,936	64,269
Glacier Bancorp	1,222	60,697
Global Payments	59	6,658
Goldman Sachs Group	2,694	1,725,238
Hanover Insurance Group	326	49,907
Interactive Brokers Group, Cl A	529	115,026
Invesco	5,772	110,996
Janus Henderson Group	2,986	134,161
Jefferies Financial Group	872	67,048
JPMorgan Chase	14,701	3,929,577
Kinsale Capital Group	115	50,823
LPL Financial Holdings	196	71,910
Mastercard, Cl A	550	305,486
MGIC Investment	1,631	41,656
Morgan Stanley	9,607	1,329,897
Morningstar	141	46,338
Old National Bancorp	2,087	49,775

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Old Republic International	1,258	$46,018
PayPal Holdings *	999	88,491
Pinnacle Financial Partners	557	69,497
Piper Sandler	163	51,694
PJT Partners	123	20,291
Primerica	218	63,257
Progressive	836	206,024
Reinsurance Group of America	315	71,776
RenaissanceRe Holdings	232	53,959
RLI	636	46,651
Selective Insurance Group	740	62,256
SLM	1,525	42,563
SouthState	568	59,975
State Street	2,639	268,175
Stifel Financial	442	51,206
Synovus Financial	1,243	70,130
T Rowe Price Group	617	72,140
UMB Financial	433	51,051
United Bankshares	1,186	45,661
Unum Group	787	60,009
Valley National Bancorp	5,071	52,130
Visa, Cl A	1,058	361,624
Voya Financial	693	49,196
Webster Financial	1,113	67,047
Wells Fargo	26,630	2,098,444
Western Union	2,794	28,834
WEX *	330	60,684
Zions Bancorp	1,027	59,422
		17,405,959
Health Care — 2.9%
Abbott Laboratories	2,049	262,129
Acadia Healthcare *	733	33,066
Alcon	1,916	174,528
Align Technology *	106	23,226
Amedisys *	215	19,887
Avantor *	3,578	79,718
BioMarin Pharmaceutical *	1,045	66,211
Bruker	651	37,856
Chemed	86	48,332
Cooper *	211	20,372

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
Cytokinetics *	706	$34,919
Danaher	1,014	225,858
DENTSPLY SIRONA	1,761	34,797
Dexcom *	336	29,175
Elevance Health	149	58,959
Encompass Health	698	69,290
Exelixis *	1,501	49,758
Globus Medical, Cl A *	628	58,228
Haemonetics *	435	30,037
Halozyme Therapeutics *	756	42,820
HCA Healthcare	138	45,528
HealthEquity *	534	58,964
Humana	101	29,616
IDEXX Laboratories *	403	170,086
Illumina *	991	131,545
Jazz Pharmaceuticals *	445	55,345
Johnson & Johnson	1,812	275,696
Lantheus Holdings *	417	38,577
Medpace Holdings *	120	41,898
Merck	1,409	139,237
Mettler-Toledo International *	42	57,306
Neurocrine Biosciences *	583	88,511
Option Care Health *	1,183	36,578
Penumbra *	279	74,485
Repligen *	350	58,174
Sarepta Therapeutics *	485	55,154
Tenet Healthcare *	477	67,205
Thermo Fisher Scientific	360	215,190
United Therapeutics *	250	87,792
UnitedHealth Group	276	149,727
Universal Health Services, Cl B	178	33,564
Veeva Systems, Cl A *	676	157,684
		3,467,028
Industrials — 8.7%
Acuity Brands	247	82,100
Advanced Drainage Systems	377	45,583
AECOM	748	78,869
AGCO	456	47,620
AMETEK	675	124,578
Applied Industrial Technologies	206	53,566

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Automatic Data Processing	772	$233,924
Booz Allen Hamilton Holding, Cl A	858	110,682
Broadridge Financial Solutions	527	125,542
BWX Technologies	1,357	153,246
CACI International, Cl A *	123	47,510
Carlisle	227	88,407
Carrier Global	2,048	133,898
Caterpillar	916	340,239
Chart Industries *	259	54,802
Cintas	317	63,581
Clean Harbors *	182	42,406
Comfort Systems USA	206	89,970
Core & Main, Cl A *	1,058	59,713
Crane	303	51,607
CSX	4,390	144,299
Cummins	358	127,538
Curtiss-Wright	195	67,653
Donaldson	948	67,488
Dover	32	6,518
Eaton	955	311,750
EMCOR Group	384	172,055
Emerson Electric	1,192	154,900
Everus Construction Group *	496	34,130
ExlService Holdings *	1,357	68,203
Expeditors International of Washington	32	3,635
Exponent	286	26,218
Fastenal	1,865	136,593
FedEx	185	49,001
Flowserve	915	57,297
Fluor *	813	39,195
Fortune Brands Innovations	1,089	78,049
FTI Consulting *	229	44,735
GATX	386	63,871
GE Vernova	323	120,440
Generac Holdings *	278	41,514
General Electric	657	133,745
Graco	1,125	94,691
GXO Logistics *	878	39,905
Hexcel	636	41,467
Honeywell International	2,273	508,516

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Hubbell, Cl B	122	$51,607
IDEX	18	4,038
Illinois Tool Works	230	59,607
Ingersoll Rand	1,283	120,345
ITT	500	75,510
KBR	1,089	59,263
Knight-Swift Transportation Holdings, Cl A	954	54,464
Landstar System	695	114,439
Lennox International	203	120,261
Lincoln Electric Holdings	354	70,368
Lockheed Martin	48	22,222
MasTec *	1,386	201,095
MSA Safety	292	48,101
Nordson	13	2,863
Norfolk Southern	550	140,415
NuScale Power *	7,484	178,419
nVent Electric	1,459	94,966
Old Dominion Freight Line	983	182,455
Owens Corning	500	92,275
PACCAR	1,272	141,039
Parker-Hannifin	377	266,558
Paychex	1,567	231,399
Paylocity Holding *	341	70,082
Quanta Services	871	267,928
Regal Rexnord	368	58,413
Republic Services, Cl A	243	52,699
Rockwell Automation	1,406	391,473
RTX	1,876	241,910
Ryder System	377	60,098
Saia *	144	69,136
Simpson Manufacturing	227	38,136
Sunrun *	2,655	24,028
Terex	550	26,449
Tetra Tech	1,326	48,797
Toro	753	62,702
Trane Technologies	629	228,170
Trex *	513	37,362
UFP Industries	242	27,987
Union Pacific	1,729	428,429
United Parcel Service, Cl B	523	59,742

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
United Rentals	259	$196,337
Valmont Industries	130	43,129
Verisk Analytics, Cl A	245	70,423
Vertiv Holdings, Cl A	600	70,212
Waste Management	780	171,803
Watsco	174	83,275
Watts Water Technologies, Cl A	286	59,139
WESCO International	271	50,135
Westinghouse Air Brake Technologies	502	104,376
Woodward	401	74,285
WW Grainger	146	155,150
XPO *	592	79,133
		10,343,896
Information Technology — 21.0%
Accenture, Cl A	797	306,805
Adobe *	815	356,522
Advanced Micro Devices *	1,987	230,393
Akamai Technologies *	3,617	361,338
Amphenol, Cl A	3,649	258,276
Analog Devices	612	129,677
Appfolio, Cl A *	156	36,490
Apple	3,525	831,900
Applied Materials	1,046	188,646
AppLovin, Cl A *	476	175,925
Arista Networks *	2,552	294,067
ASGN *	427	37,666
Aspen Technology *	214	56,400
Atlassian, Cl A *	648	198,793
Autodesk *	626	194,899
Avnet	1,128	58,273
Belden	362	42,162
Blackbaud *	435	33,560
Broadcom	5,111	1,130,911
Cadence Design Systems *	380	113,096
CCC Intelligent Solutions Holdings *	11,600	128,876
Check Point Software Technologies *	2,017	439,746
Ciena *	910	79,297
Cirrus Logic *	368	36,962
Cisco Systems	3,315	200,889
Cloudflare, Cl A *	3,950	546,680

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Cognex	966	$38,543
Coherent *	737	66,691
CommVault Systems *	256	40,771
Credo Technology Group Holding *	1,533	107,341
Crowdstrike Holdings, Cl A *	1,999	795,742
CyberArk Software *	1,044	387,303
Datadog, Cl A *	3,982	568,271
Dell Technologies, Cl C	103	10,671
DocuSign, Cl A *	1,469	142,096
Dolby Laboratories, Cl A	630	52,750
Dropbox, Cl A *	1,664	53,498
Dynatrace *	7,813	451,201
Elastic *	1,212	136,447
Enphase Energy *	401	24,974
Fair Isaac *	6	11,241
First Solar *	213	35,682
Fortinet *	7,702	776,978
Gen Digital	14,012	377,063
GLOBALFOUNDRIES *	2,199	91,193
GoDaddy, Cl A *	714	151,832
Guidewire Software *	688	145,354
HubSpot *	191	148,890
International Business Machines	984	251,609
Intuit	501	301,357
KLA	177	130,668
Kyndryl Holdings *	1,293	49,082
Lam Research	2,038	165,180
Lattice Semiconductor *	1,040	59,301
Littelfuse	180	42,905
Manhattan Associates *	889	185,437
Marvell Technology	1,298	146,492
Microchip Technology	1,681	91,278
Micron Technology	1,477	134,761
Microsoft	7,763	3,222,111
MKS Instruments	462	52,335
Monday.com *	520	132,839
MongoDB, Cl A *	500	136,660
Motorola Solutions	445	208,816
Novanta *	276	41,306
Nutanix, Cl A *	2,472	169,987

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
NVIDIA	14,017	$1,683,021
Okta, Cl A *	3,842	361,993
ON Semiconductor *	1,696	88,769
Onto Innovation *	321	65,728
Oracle	3,333	566,810
Palantir Technologies, Cl A *	2,449	202,018
Palo Alto Networks *	4,103	756,675
Power Integrations	565	35,211
Pure Storage, Cl A *	3,993	270,685
QUALCOMM	2,004	346,552
Rambus *	828	51,021
Roper Technologies	623	358,630
Salesforce	925	316,073
Samsara, Cl A *	2,309	118,914
SentinelOne, Cl A *	12,920	309,434
ServiceNow *	407	414,481
Silicon Laboratories *	341	46,236
Snowflake, Cl A *	931	168,986
SolarEdge Technologies *	1,660	21,746
Synopsys *	813	427,215
TD SYNNEX	330	47,028
TE Connectivity	1,401	207,306
Teradata *	987	31,495
Teradyne	117	13,547
Texas Instruments	1,097	202,517
Twilio, Cl A *	1,054	154,495
Universal Display	229	34,332
Varonis Systems, Cl B *	6,596	299,195
Wix.com *	587	140,228
Workday, Cl A *	663	173,746
Zoom Video Communications, Cl A *	1,723	149,798
Zscaler *	2,314	468,793
		25,137,583
Materials — 1.5%
Alcoa	1,066	37,651
AptarGroup	424	66,632
Axalta Coating Systems *	1,962	70,514
Cabot	427	36,923
Chemours	1,201	22,807
Cleveland-Cliffs *	2,556	26,173

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Materials — continued
Commercial Metals	883	$42,817
CRH	1,480	146,564
Crown Holdings	672	59,042
DuPont de Nemours	1,817	139,546
Freeport-McMoRan	3,518	126,120
Graphic Packaging Holding	1,993	54,668
Knife River *	394	40,811
Linde	652	290,870
Louisiana-Pacific	388	45,384
Martin Marietta Materials	207	112,633
Nucor	901	115,715
Olin	863	25,277
Reliance	303	87,719
Royal Gold	445	62,220
RPM International	756	95,710
Sonoco Products	798	38,017
Vulcan Materials	423	115,965
		1,859,778
Real Estate — 3.2%
Agree Realty ‡	547	39,696
American Homes 4 Rent, Cl A ‡	1,443	49,971
American Tower ‡	1,965	363,427
Brixmor Property Group ‡	1,696	44,198
COPT Defense Properties ‡	1,461	43,012
Cousins Properties ‡	1,894	57,824
Crown Castle ‡	3,218	287,303
CubeSmart ‡	1,534	63,968
Digital Realty Trust ‡	2,258	369,996
EastGroup Properties ‡	339	57,501
Equinix ‡	412	376,428
Equity LifeStyle Properties ‡	712	46,600
First Industrial Realty Trust ‡	787	42,018
Healthcare Realty Trust, Cl A ‡	2,199	36,833
Healthpeak Properties ‡	5,390	111,357
Iron Mountain ‡	2,781	282,466
Jones Lang LaSalle *	620	175,336
Kilroy Realty ‡	975	38,045
NNN REIT ‡	959	37,775
Omega Healthcare Investors ‡	1,631	60,445
PotlatchDeltic ‡	1,360	60,833

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Real Estate — continued
Prologis ‡	4,628	$551,889
Rayonier ‡	1,472	38,478
Rexford Industrial Realty ‡	6,743	274,170
SBA Communications, Cl A ‡	1,200	237,072
WP Carey ‡	1,396	78,050
		3,824,691
Utilities — 0.8%
Brookfield Renewable	433	11,557
Clearway Energy, Cl C	454	11,772
Constellation Energy	1,265	379,475
Essential Utilities	1,926	68,334
IDACORP, Rights	786	86,413
MDU Resources Group	1,988	35,426
National Fuel Gas	641	44,889
New Jersey Resources	1,113	53,368
NextEra Energy	160	11,450
ONE Gas	969	68,450
Portland General Electric	1,163	47,846
Sempra	1,562	129,537
UGI	2,340	71,908
		1,020,425
		72,255,925
TOTAL COMMON STOCK
(Cost $72,925,476)		94,692,049

CORPORATE OBLIGATIONS — 4.8%
	Face Amount(1)
Australia — 0.0%
APA Infrastructure
5.750%, 09/16/2044(A)	$32,000	31,407

China — 0.7%
Fortune Star BVI
5.050%, 01/27/2027	300,000	278,924
GLP China Holdings MTN
2.950%, 03/29/2026	200,000	174,221
Yanlord Land HK
5.125%, 05/20/2026	365,000	346,466
		799,611

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
Hong Kong — 0.9%
Bank of East Asia MTN
5.825%, H15T5Y + 5.527%, (B) (C)	$250,000	$244,375
LS Finance 2025
4.500%, 06/26/2025	400,000	384,244
Melco Resorts Finance
5.250%, 04/26/2026	200,000	198,253
NWD Finance BVI
5.250%, H15T5Y + 7.889%, (B) (C)	200,000	51,629
Yuexiu REIT MTN
2.650%, 02/02/2026	200,000	190,076
		1,068,577
India — 1.2%
Clean Renewable Power Mauritius Pte
4.250%, 03/25/2027	167,500	160,798
Greenko Dutch
3.850%, 03/29/2026	223,750	217,770
India Cleantech Energy
4.700%, 08/10/2026	205,250	200,021
India Green Power Holdings
4.000%, 02/22/2027	233,325	222,591
Magnum Holdings
5.375%, 10/31/2026	200,000	196,300
SAEL
7.800%, 07/31/2031(A)	200,000	201,328
Vedanta Resources Finance II
9.850%, 04/24/2033(A)	200,000	201,836
		1,400,644
Indonesia — 0.4%
Indika Energy
8.750%, 05/07/2029(A)	250,000	257,951
Minejesa Capital BV
5.625%, 08/10/2037	200,000	188,841
		446,792
Japan — 0.4%
Dai-ichi Life Insurance
6.200%, H15T5Y + 2.515%, (A),(B) (C)	200,000	202,770
Rakuten Group
5.125%, H15T5Y + 4.578%, (B) (C)	350,000	337,198
		539,968

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
Macau — 0.5%
Champion Path Holdings
4.850%, 01/27/2028	$200,000	$190,814
MGM China Holdings
5.250%, 06/18/2025	200,000	199,132
Studio City Finance
6.500%, 01/15/2028	230,000	224,379
		614,325
Nigeria — 0.1%
IHS Netherlands Holdco
8.000%, 09/18/2027	137,495	137,698

Singapore — 0.2%
GLP Pte MTN
3.875%, 06/04/2025	250,000	239,429

Thailand — 0.2%
Bangkok Bank MTN
5.000%, H15T5Y + 4.729%, (B) (C)	220,000	218,609

United Kingdom — 0.2%
Standard Chartered
7.750%, H15T5Y + 4.976%, (B) (C)	200,000	206,829

TOTAL CORPORATE OBLIGATIONS
(Cost $5,824,053)		5,703,889

EXCHANGE TRADED FUND — 1.9%
	Shares
United States — 1.9%
Invesco DB Precious Metals Fund	36,047	2,332,241
TOTAL EXCHANGE TRADED FUND
(Cost $1,820,757)		2,332,241

SOVEREIGN DEBT — 0.3%
	Face Amount(1)
Pakistan — 0.2%
Pakistan Government International Bond
6.000%, 04/08/2026	$200,000	193,000

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount(1)	Value
Sri Lanka — 0.1%
Sri Lanka Government International Bond
3.600%, 02/15/2038(A) (D)	$200,000	$162,000

TOTAL SOVEREIGN DEBT
(Cost $353,666)		355,000

CONVERTIBLE BOND — 0.2%

Macau — 0.2%
Wynn Macau
4.500%, 03/07/2029(A)	200,000	202,290

TOTAL CONVERTIBLE BONDS
(Cost $212,823)		202,290

U.S. TREASURY OBLIGATIONS — 7.1%

U.S. Treasury Bills
4.449%, 02/13/2025(E)	3,033,000	3,029,421
4.267%, 04/03/2025(E)	5,000,000	4,965,365
U.S. Treasury Bond
4.625%, 11/15/2044	35,000	33,977
U.S. Treasury Notes
4.250%, 11/15/2034	250,000	244,180
3.875%, 12/31/2029	190,000	186,081
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,456,000)		8,459,024
TOTAL INVESTMENTS — 93.6%
(Cost $89,592,775)		$111,744,493

Percentages are based on Net Asset of $119,348,257.

‡	Real Estate Investment Trust.
*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of January 31, 2025 was $1,259,582 and represents 1.06% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2025. The coupon on a step bond changes on a specified date.
(E)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
CNH — Chinese Yuan Offshore
EAFE — Europe, Australasia and Far East
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
H15T5Y — Harmonized Index of Consumer Prices 5 Year
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
REIT — Real Estate investment Trust
S&P — Standard & Poor's
TOPIX — Tokyo Price Index
USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/19/25	USD	1,464,298	CAD	2,095,000	$(20,014)
Morgan Stanley	03/19/25	USD	12,933,056	EUR	12,206,000	(243,184)
Morgan Stanley	03/19/25	USD	3,393,157	GBP	2,683,000	(67,000)
Morgan Stanley	03/19/25	KRW	6,034,000	USD	4,211	63
Morgan Stanley	03/19/25	INR	8,632,000	USD	99,206	(53)
Morgan Stanley	03/19/25	EUR	552,000	USD	570,002	(3,881)
Morgan Stanley	03/19/25	JPY	186,946,000	USD	1,206,369	(5,300)
Morgan Stanley	03/19/25	AUD	127,000	USD	78,978	7
Morgan Stanley	03/19/25	GBP	81,000	USD	98,774	(1,644)
Morgan Stanley	03/19/25	USD	133,741	AUD	216,000	573
Morgan Stanley	03/19/25	USD	622,298	EUR	599,000	447
Morgan Stanley	03/19/25	USD	115,126	INR	9,912,000	(1,148)
Morgan Stanley	03/19/25	USD	630,055	JPY	98,197,000	6,398
Morgan Stanley	03/19/25	CAD	116,000	USD	81,045	1,075
Morgan Stanley	03/19/25	INR	9,160,355	USD	106,746	1,411
Morgan Stanley	03/19/25	EUR	210,000	USD	219,100	775
Morgan Stanley	03/19/25	JPY	47,764,000	USD	313,741	4,165
Morgan Stanley	03/19/25	CNH	15,286,000	USD	2,111,855	20,424
Morgan Stanley	03/19/25	USD	4,085,665	JPY	612,885,000	(113,322)
Morgan Stanley	03/19/25	USD	1,586,160	AUD	2,451,000	(62,073)
Morgan Stanley	03/19/25	USD	1,332,133	CNH	9,622,000	(15,651)
Morgan Stanley	03/19/25	USD	4,285	KRW	6,034,000	(137)
						$(498,069)

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JANUARY 31, 2025 (UNAUDITED)

The open futures contracts held by the Fund at January 31, 2025, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Buxl	29	3/6/25	$4,275,550	$3,878,500	$(349,340)
FTSE Taiwan Index	19	2/26/25	1,451,871	1,453,120	1,249
U.S. 5-Year Treasury Note	89	3/31/25	9,499,223	9,468,766	(30,457)
U.S. Ultra Long Treasury Bond	53	3/20/25	6,297,734	6,278,844	(18,890)
Ultra 10-Year U.S. Treasury Note	29	3/20/25	3,265,183	3,229,875	(35,308)
			$24,789,561	$24,309,105	$(432,746)
Short Contracts
Euro STOXX 50	(1)	3/21/25	$(54,860)	$(54,889)	$(29)
FTSE China A50	(66)	2/27/25	(841,406)	(868,824)	(27,418)
IFSC Nifty50 Index	(3)	2/27/25	(137,462)	(141,780)	(4,318)
MSCI EAFE Index	(15)	3/21/25	(1,745,987)	(1,777,875)	(31,888)
MSCI Emerging Markets	(97)	3/21/25	(5,399,502)	(5,288,440)	111,062
S&P 500 Index E-MINI	(20)	3/21/25	(6,112,497)	(6,067,250)	45,247
S&P Mid Cap 400 Index E-MINI	(2)	3/21/25	(652,574)	(650,000)	2,574
TOPIX Index	(34)	3/13/25	(6,127,771)	(6,118,444)	(111,244)
			$(21,072,059)	$(20,967,502)	$(16,014)
			$3,717,502	$3,341,603	$(448,760)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

PBI-QH-001-1800